Deferred tax - Deferred tax assets and liabilities have been offset in the statement (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 USD ($)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	¥ (667,131)
Offset with deferred tax assets	1,169
Net deferred tax liabilities recognized in the consolidated statement of financial position	¥ (665,962)		¥ (681,715)
Predecessor
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities		$ (682,854)	(682,854)	$ (265,782)
Offset with deferred tax assets			1,139
Net deferred tax liabilities recognized in the consolidated statement of financial position			¥ (681,715)